Provisions - Schedule of actuarial assumptions used to calculate defined benefit obligations, United Kingdom (Details) - UK	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Annual discount rate	5.54%	4.63%	4.88%
Cumulative annual CPI growth	3.11%	3.02%	3.11%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual social security pension increase rate	3.04%	2.96%	2.98%